Submission	Aug. 28, 2025
Submission [Line Items]
Central Index Key	0001786108
Registrant Name	TRINITY CAPITAL INC.
Registration File Number	333-289495
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES